Earnings/(loss) per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings/(loss) per share
15.
Earnings/(loss) per share
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested
restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.
The Company applies the
two-class
method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested
restricted stock as well as undistributed earnings allocated to non-vested
stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class
method. The denominator of the basic earnings per common share excludes any non-vested
shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested
restricted stock and undistributed earnings allocated to
non-vested
stock are not deducted from net income as reported since such calculation assumes non-vested
restricted stock is fully vested from the grant date.
The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2017	2018	2019
Numerator
Net (loss)/income	(1,218,237)	(12,276,520)	2,093,124
Less: Undistributed earnings allocated to non-vested shares	—	—	(8,922)

Net (loss)/income attributable to common shareholders, basic	(1,218,237)	(12,276,520)	2,084,202

Denominator
Weighted average number of shares outstanding, basic and diluted	39,809,364	39,860,563	39,800,434

(Loss)/earnings per share, basic and diluted	(0.03)	(0.31)	0.05

Non-vested,
participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculations.
The Company excluded the dilutive effect of 264,621
non-vested
share awards in calculating dilutive EPS for its common shares as of December 31, 201
8
, as they were anti-dilutive.